Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Changes in Shareholders' Equity
Cash dividend declared (in dollars per share)	$ 0.2625	$ 0.2625	$ 0.2625
Purchase of treasury stock (in shares)	22,364	38,390
Sale of treasury stock (in shares)	398,431	414,881	518,726